Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loss Contingencies by Contingency	Future minimum payments under these
non-cancelable
purchase commitments were as follows (in thousands):

2021	$16,389
2022	27,436
2023	28,423
2024	31,000
2025	33,000

Total non-cancelable purchase commitments	$136,248